Loans Held for Sale and Warehouse Lines of Credit (Tables)	9 Months Ended
Sep. 30, 2024
Mortgage Loans Held For Sale And Warehouse Agreement Borrowings [Abstract]
Schedule of Warehouse Lines Of Credit
The Company has the following outstanding warehouse lines of credit:

(Amounts in thousands)	Maturity	Facility Size	September 30, 2024	December 31, 2023
Funding Facility 1 (1)	September 30, 2024	$100,000	$—	$61,709
Funding Facility 2 (2)	December 6, 2024	150,000	72,379	40,088
Funding Facility 3 (3)	August 1, 2025	175,000	62,102	24,421
Total warehouse lines of credit		$425,000	$134,481	$126,218
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(1)Interest charged under the facility is at the 30-day term SOFR plus 2.125%. Cash collateral deposit of $15 million is maintained and included in restricted cash. Subsequent to September 30, 2024, the Company extended the maturity to September 30, 2025.
(2)Interest charged under the facility is at the 30-day term SOFR plus 2.10% - 2.25%. Cash collateral deposit of $3.8 million is maintained and included in restricted cash.
(3)Interest charged under the facility is at the 30-day term SOFR plus 1.75% - 3.75%. There is no cash collateral deposit maintained as of September 30, 2024.

Schedule of Loans Held For Sale	The Company’s LHFS are summarized below by those pledged as collateral and those fully funded by the Company:

(Amounts in thousands)	September 30, 2024	December 31, 2023
Funding Facility 1	$60,583	$63,483
Funding Facility 2	78,667	42,316
Funding Facility 3	66,941	26,894
Total LHFS pledged as collateral	206,191	132,693
Company-funded LHFS	10,250	12,386
Company-funded HELOC	118,377	25,098
Total LHFS	334,818	170,177
Fair value adjustment	4,667	(27)
Total LHFS at fair value	$339,485	$170,150